EMPLOYEE BENEFIT LIABILITIES, NET	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFIT LIABILITIES, NET
Note 16: -	Employee Benefit Liabilities, NET

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract or a collective bargaining agreement based on the employee’s salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

The Company’s agreements with part of its employees are in accordance with section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. The expenses for the defined benefit deposit in 2019, 2018 and 2017 were $1,102 thousands, $992 thousands and $884 thousands, respectively.

2.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Current service cost	$282	$292	$356
Interest expenses, net	24	25	23
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties’ component in executive insurance policies before 2004	(1)	3	(7)
Total employee benefit expenses	305	320	372

Actual return on plan assets	$158	$171	$119

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Cost of revenues	$201	$175	$211
Research and development	62	50	57
Selling and marketing	16	75	73
General and administrative	26	20	31

	$305	$320	$372

4.	The plan liabilities, net:

	December 31,
	2019	2018
	U.S. Dollars in thousands

Defined benefit obligation	$5,058	$4,987
Fair value of plan assets	(3,789)	(4,200)
Total liabilities, net	$1,269	$787

5.	Changes in the present value of defined benefit obligation

	2019	2018
	U.S. Dollars in thousands

Balance at January 1,	$4,987	$5,907
Interest costs	133	110
Current service cost	282	292
Benefits paid	(1,180)	(645)
Demographic assumptions	40	(29)
Financial assumptions	292	(223)
Past Experience	108	(2)
Currency Exchange	396	(423)
Balance at December 31,	$5,058	$4,987

6.	Plan assets

a)	Plan assets

Plan assets comprise assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2019	2018
	U.S. Dollars in thousands

Balance at January 1,	$4,200	$4,763
Expected return	108	85
Contributions by employer	179	182
Benefits paid	(1,081)	(564)
Demographic assumptions	(4)	5
Financial assumptions	(2)	(2)
Past Experience	58	82
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	1	(3)
Currency exchange	330	(348)
Balance at December 31,	$3,789	$4,200

7.	The principal assumptions underlying the defined benefit plan

	2019	2018	2017
	%

Discount rate of the plan liability	2.79	2.02	2.27
Future salary increases	3.1	3.6	4

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

In the event that the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $288 thousands or increase by $343 thousands, respectively.

In the event that the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $326 thousands or decrease by $276 thousands, respectively.